Loss Per Common Share	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Loss Per Common Share
Loss Per Common Share

7. Loss Per Common Share

The Company presents the computation of earnings per share (“EPS”) on a basic basis. Basic EPS is computed by dividing net income, if any, by the weighted average number of shares outstanding during the reported period. Diluted EPS is computed similarly to basic EPS, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential additional common shares that were dilutive had been issued. Common shares are excluded from the calculation if they are determined to be anti-dilutive; accordingly, no dilution is shown for loss periods. The following table sets forth the weighted average number of common shares outstanding for each period presented.

	For the Three Month Period Ended March 31, 2022	For the Three Month Period Ended March 31, 2021	For the Nine Month Period Ended March 31, 2022	For the Nine Month Period Ended March 31, 2021
Weighted average number of common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376
Effect of dilutive securities	-	-	-	-
Weighted average number of dilutive common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376
Basic and diluted loss per common share:

Continuing operations	$(0.23)	$(0.51)	$(0.56)	$(0.61)
Discontinued operations	$-	$0.01	$-	$(0.20)
Consolidated operations	$(0.23)	$(0.50)	$(0.56)	$(0.81)

Approximately 3,452,542 and 3,451,461 shares of the Company’s common stock issuable upon the exercise of options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the three and nine months ended March 31, 2022.

Approximately 259,357 and 1,349,850 shares of the Company’s common stock issuable upon the exercise of options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the three and nine months ended March 31, 2021.

14. Earnings (Loss) Per Common Share

The Company presents the computation of earnings per share (“EPS”) on a basic basis. Basic EPS is computed by dividing net income or loss by the weighted average number of shares outstanding during the reported period. Diluted EPS is computed similarly to basic EPS, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential additional common shares that were dilutive had been issued. Common shares are excluded from the calculation if they are determined to be anti-dilutive. The following table sets forth the weighted average number of common shares outstanding for each period presented.

	2021	2020

Weighted average number of common shares outstanding	3,189,602	1,515,103
Effect of dilutive securities:	-	-
Weighted average number of dilutive common shares outstanding	3,189,602	1,515,103

Basic and Diluted loss per common share:

Continuing operations	$(0.97)	$(0.30)
Discontinued operations	$(0.18)	$(0.16)
Consolidated operations	$(1.15)	$(0.46)

Approximately 88,691 and 2,481,783 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the year ended June 30, 2021. Approximately 54,513 and 1,349,850 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the year ended June 30, 2020.